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                      SUPPLEMENT DATED SEPTEMBER 1, 1998 TO
                        PROSPECTUS DATED MAY 1, 1998 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VLI SEPARATE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. EFFECTIVE JULY 14, 1998, ALL REFERENCES TO VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST THROUGHOUT YOUR PROSPECTUS HAVE CHANGED TO:

                        Van Kampen Life Investment Trust

2. EFFECTIVE JULY 14, 1998, ALL REFERENCES TO VAN KAMPEN AMERICAN CAPITAL ASSET MANAGEMENT, INC. THROUGHOUT YOUR PROSPECTUS HAVE CHANGED TO:

                        Van Kampen Asset Management Inc.

3. EFFECTIVE JULY 14, 1998, ALL REFERENCES TO VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC. THROUGHOUT YOUR PROSPECTUS HAVE CHANGED TO:

                              Van Kampen Funds Inc.



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                 [NATIONWIDE LIFE INSURANCE COMPANY LETTERHEAD]





September 1, 1998

VIA EDGAR

The United States Securities and
 Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:          Nationwide VLI Separate Account
                  Nationwide Life Insurance Company
                  SEC File No. 33-44290
                  CIK No. 0000776744

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account and Nationwide Life Insurance Company, we hereby submit the form of the prospectus which has been modified to include clarifying disclosures, incorporated via a prospectus supplement.

Please contact the undersigned at (614) 249-4306 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


Angela R. Jett





cc:      Mr. Kevin Kirchoff, Esq.
         Branch Chief
         Stop 5-6
         Office of Insurance Products and Legal Compliance